Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$ 2,699	$ 2,249
Allowance for credit losses	1,141	1,116
Accrued expenses	508	468
Securities available-for-sale and financial instruments	278	111
Pension and postretirement benefits	85
Stock compensation	79	79
Partnerships and other investment assets	69	252
Fixed assets	58
Other deferred tax assets, net	268	215
Gross deferred tax assets	5,185	4,490
Deferred Tax Liabilities
Leasing activities	(2,652)	(2,277)
Goodwill and other intangible assets	(703)	(693)
Mortgage servicing rights	(642)	(604)
Loans	(168)	(160)
Pension and postretirement benefits		(20)
Fixed assets		(4)
Other deferred tax liabilities, net	(102)	(131)
Gross deferred tax liabilities	(4,267)	(3,889)
Valuation allowance	(109)	(128)
Net Deferred Tax Asset (Liability)	$ 809	$ 473